Jacob Small Cap Growth Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Biological Products (No Diagnostic Substances) - 6.1%
Beam Therapeutics, Inc. (a)	5,000	$79,150
CRISPR Therapeutics AG (a)(b)	2,300	83,467
Krystal Biotech, Inc. (a)	1,240	156,191
Precision BioSciences, Inc. (a)	21,557	104,120
		422,928

Business Services, nec - 9.6%
OptimizeRx Corp. (a)	45,235	549,153
Zhihu, Inc. - ADR (a)	31,000	118,420
		667,573

Calculating & Accounting Machines (No Electronic Computers) - 4.1%
Cantaloupe, Inc. (a)	33,969	284,321

Communications Equipment - 4.5%
Powerfleet, Inc. NJ (a)	68,500	311,675

Computer Peripheral Equipment - 2.1%
Identiv, Inc. (a)	43,800	143,226

Computer Processing & Data Preparation - 6.8%
Doximity, Inc. - Class A (a)	5,200	270,868
Nextdoor Holdings, Inc. (a)	128,400	196,452
		467,320

Computer Programming, Data Processing, Etc. - 9.0%
Braze, Inc. - Class A (a)	9,600	353,280
Confluent, Inc. - Class A (a)	11,800	271,754
		625,034

Finance Services - 2.0%
SoFi Technologies, Inc. (a)	10,500	139,650

Industrial Organic Chemicals - 2.4%
Codexis, Inc. (a)	73,046	168,006

Medical Laboratories - 5.4%
CareDx, Inc. (a)	11,617	197,373
Celcuity, Inc. (a)	16,300	173,269
		370,642

Miscellaneous Amusement & Recreation - 3.8%
Inspired Entertainment, Inc. (a)	33,792	264,253

Motion Picture & Video Tape Production - 3.5%
Thunderbird Entertainment Group, Inc. (a)	230,000	241,500

Patent Owners & Lessors - 2.2%
Immersion Corp.	19,791	148,828

Personal Services - 2.9%
WM Technology, Inc. (a)	194,081	201,844

Pharmaceutical Preparations - 15.7%
Arcturus Therapeutics Holdings, Inc. (a)	2,580	32,327
Cartesian Therapeutics, Inc. (a)(b)	4,700	44,932
Esperion Therapeutics, Inc. (a)(b)	232,000	197,154
Harrow, Inc. (a)	12,814	360,201
Heron Therapeutics, Inc. (a)(b)	162,097	304,742
Ideaya Biosciences, Inc. (a)	7,249	144,183
		1,083,539

Real Estate - 8.6%
Porch Group, Inc. (a)	33,789	308,156
Zillow Group, Inc. - Class C (a)	4,300	288,573
		596,729

Semiconductors & Related Devices - 1.4%
Impinj, Inc. (a)	874	99,715

Surgical & Medical Instruments & Apparatus - 9.9%
Alphatec Holdings, Inc. (a)	34,663	430,861
Tela Bio, Inc. (a)	184,000	255,760
		686,621
TOTAL COMMON STOCKS (Cost $6,774,334)		6,923,404

SHORT-TERM INVESTMENTS - 8.2%		Value
Investments Purchased with Proceeds from Securities Lending - 7.6%	Shares
First American Government Obligations Fund - Class X, 4.23% (b)(c)	526,867	526,867

Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.23% (c)	38,397	38,397
TOTAL SHORT-TERM INVESTMENTS (Cost $565,264)		565,264

TOTAL INVESTMENTS - 108.2% (Cost $7,339,598)		7,488,668
Liabilities in Excess of Other Assets - (8.2)%		(568,944)
TOTAL NET ASSETS - 100.0%		$6,919,724
two		–%
Percentages are stated as a percent of net assets.		–%

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $483,353 which represented 7.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Jacob Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	6,923,404	–	–	6,923,404
Investments Purchased with Proceeds from Securities Lending	526,867	–	–	526,867
Money Market Funds	38,397	–	–	38,397
Total Investments	7,488,668	–	–	7,488,668

Refer to the Schedule of Investments for further disaggregation of investment categories.